Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share
Net income (loss)	$ 7,454	$ 1,566	$ (258)	$ 14,092	$ 18,219	$ 3,783	$ 6,614
Weighted-average common shares outstanding, basic	23,468,750	17,000,000	20,838,599	17,000,000
Common Share equivalents	416,387
Diluted	23,885,137	17,000,000	20,838,599	17,000,000
Earnings per share, basic	$ 0.32	$ 0.09	$ (0.01)	$ 0.83
Diluted earnings per share	$ 0.31	$ 0.09	$ (0.01)	$ 0.83
Common share equivalents excluded from calculation of diluted earnings per share as effect was anti-dilutive			196,741